Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,580,646	$ 2,671,835
Non-Depletable	1,047,475	928,362
Total	3,628,121	3,600,197
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	739,858	937,681
Non-Depletable	745,227	763,468
Total	1,485,085	1,701,149
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	3,855,357	4,163,170
Non-Depletable	1,851,662	1,742,627
Total	5,707,019	5,905,797
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	316,749	330,795
Non-Depletable	40,824	40,826
Total	357,573	371,621
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	218,104	222,859
Non-Depletable	8,708	9,971
Total	226,812	232,830
Marathon [Member] | Platinum Interest Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Non-Depletable	9,428
Total	9,428
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	219,969	237,720
Non-Depletable	73,705	84,298
Total	293,674	322,018
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	198,294	232,977
Non-Depletable	347,074	347,075
Total	545,368	580,052
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	182,171	194,364
Non-Depletable	10,776	11,520
Total	192,947	205,884
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	139,424	272,620
Non-Depletable	313,672	320,575
Total	453,096	593,195
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	239,002	244,109
Non-Depletable	44,414	63,060
Total	283,416	307,169
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	1,990,789	2,045,466
Non-Depletable	392,473	392,473
Total	2,383,262	2,437,939
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	89,097	96,808
Non-Depletable	6,486	6,981
Total	95,583	103,789
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	51,459	60,574
Non-Depletable	104,406	106,149
Total	155,865	166,723
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	191,051	196,853
Non-Depletable	24,801	22,932
Total	215,852	219,785
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	19,248	28,025
Non-Depletable	474,895	336,767
Total	$ 494,143	$ 364,792